Acquisitions - Consolidated Pro Forma Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ALP Maritime Services B.V. [Member]
Business Acquisition [Line Items]
Revenues	$ 1,019,674	$ 938,309
Net income from continuing operations	$ 17,495	$ 76,044
Limited partners' interest in net income from continuing operation per common unit: - Basic	$ (0.23)	$ 0.92
Limited partners' interest in net income from continuing operation per common unit: - Diluted	$ (0.23)	$ 0.92
Logitel Offshore Holding [Member]
Business Acquisition [Line Items]
Revenues	$ 1,019,539	$ 930,739
Net income from continuing operations	$ 16,717	$ 75,827
Limited partners' interest in net income from continuing operation per common unit: - Basic	$ (0.24)	$ 0.92
Limited partners' interest in net income from continuing operation per common unit: - Diluted	$ (0.24)	$ 0.92